Allowance for Credit Losses - Changes in CECL Allowance for Reinsurance Recoverables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	$ 0.0
Cumulative effect of adoption	0.4	$ 418.2
Incremental allowance	0.1
Ending balance	0.4
Impact of adoption
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	0.3
Cumulative effect of adoption	$ 0.3	$ (0.3)